Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movements in deferred tax assets and liabilities
As at January 1	$ (3,819)	$ (4,989)
Utilization of previously recognized withholding tax on undistributed earnings	788	2,140
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,323)	(1,307)
Deferred tax on amortization of intangible assets	10	9
Deferred tax on provision for assets	36	51
Exchange differences	(63)	(96)
As at June 30	$ (4,371)	$ (4,192)